Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Transactions With Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses payable to Altair for the six months ended June 30, 2016 and 2015, were $504 and $579 respectively, and are included in Vessels and other vessels' costs, in Prepaid expenses and other assets, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying unaudited interim consolidated financial statements. As at June 30, 2016 and December 31, 2015, an amount of $58 and $17, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises” or “DEI”): Diana Enterprises, a company controlled by the Company's CEO and Chairman, has entered into an agreement with DCI to provide brokerage services for a monthly fee of $121, payable quarterly in advance, until March 31, 2016. Upon expiration, the agreement was further renewed for another twelve-month period for a monthly fee of $140. Furthermore, in February 2016, the Company's Board of Directors approved a cash bonus to Diana Enterprises of $242. For the six months ended June 30, 2016 and 2015, total brokerage fees and bonuses to Diana Enterprises, amounted to $1,025 and $726 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2016 and December 31, 2015, there was no amount due from or due to Diana Enterprises.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan was guaranteed by the Company and, until the amendment of September 2015 discussed below, it bore interest at a rate of LIBOR plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement which was repayable on August 20, 2017.

On September 9, 2015, and in relation with The Royal Bank of Scotland plc (“RBS”) refinance discussed in Note 6, the loan agreement with DSI was amended. The new loan agreement is extended until March 15, 2022, provides for annual repayments of $5,000, plus a balloon instalment at the final maturity date, and bears interest at LIBOR plus margin of 3.0% per annum. The Company also agreed to pay at the date of the amendment the accumulated back-end fee, amounting to $1,302, and that no additional back-end fee would be charged thereafter. Furthermore, the Company agreed to pay at the final maturity date a flat fee of $200.

On September 12, 2016 and in relation with the RBS amended loan agreement discussed in Notes 6 and 11, the loan agreement with DSI was further amended. The loan was undertaken by Kapa Shipping Company Inc. and its repayment is immediately suspended and will not recommence until the later of: (i) September 15, 2018 and (ii) until the deferred tranche of the RBS supplemental agreement has been fully repaid or prepaid. Finally, the margin has been revised to 3.35% per annum until December 31, 2018. As of June 30, 2016 the current portion of the loan is included in Related party financing, current, in the accompanying consolidated balance sheets and includes instalments of $833, which were paid until the loan amendment in September 2016.

For the six months ended June 30, 2016 and 2015, interest and back-end fee expense incurred under the loan agreement with DSI amounted to $822 and $1,615, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2016 and December 31, 2015, the flat fee of $200 is included in Related party financing, non-current, in the accompanying consolidated balance sheets. Accrued interest as of June 30, 2016 and December 31, 2015 amounted to $97 and $103, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.